SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Fair Value Of Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period				$ 4,284	$ 7,335	$ 0
Warrant liability assumed in acquisition						21,698
Change in estimated fair value				(3,903)	(3,051)	(13,448)
Settlements						(915)
Estimated fair value at end of period		$ 4,284	$ 4,284	381	4,284	$ 7,335
Derivative Financial Instruments, Liabilities | Price Differential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period			7,705	4,189
Change in estimated fair value			104	(2,399)
Settlements			3,412	6,588
Estimated fair value at end of period		4,189	$ 4,189	$ 0	$ 4,189
Wabash Valley Resources, Amended Membership Interest Purchase Agreement | Derivative Financial Instruments, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Settlements	$ 6,600	$ (3,400)